Accrued Liabilities (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued liabilities
Accrued contracts and study expenses	$ 1,651,214	$ 1,203,808	$ 880,608
Other accrued liabilities	212,550	80,168	239,808
Total accrued liabilities	$ 1,863,764	$ 1,283,976	$ 1,120,416